Debt Bond (Tables)	6 Months Ended
Jun. 30, 2025
Debt Bond [Abstract]
Schedule of Debt Bond	As of June 30, 2025 and December 31, 2024, the debt bond was $2,406,844 and 865,882, respectively.
	June 30,	December 31,
	2025	2024
Debt bond	€2,406,844	€865,882
less: current portion	(253,352)	(91,411)
	€2,153,492	€774,471